Notes to the Balance Sheet - Summary of Intangible Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets [Line Items]
Beginning balance	€ 838,322,000	€ 69,376,000
Amortization Charge for the Year	11,456,000	3,623,000	€ 16,212,000
Ending balance	886,583,000	838,322,000	69,376,000
Patents [Member]
Intangible Assets [Line Items]
Beginning balance	2,046,000	1,938,000
Ending balance	1,875,000	2,046,000	1,938,000
Licenses and Licenses for Marketed Products [member]
Intangible Assets [Line Items]
Beginning balance	10,849,000	11,836,000
Ending balance	9,863,000	10,849,000	11,836,000
Licenses for Marketed Products [Member]
Intangible Assets [Line Items]
Beginning balance	53,174,000	55,486,000
Ending balance	50,862,000	53,174,000	55,486,000
In-process R&D programs [member]
Intangible Assets [Line Items]
Beginning balance	760,507,000	0
Ending balance	806,921,000	760,507,000	0
Internally Generated Intangible Assets [Member]
Intangible Assets [Line Items]
Beginning balance	11,517,000	0
Ending balance	16,940,000	11,517,000	0
Software [member]
Intangible Assets [Line Items]
Beginning balance	229,000	116,000
Ending balance	122,000	229,000	116,000
Gross carrying amount [member]
Intangible Assets [Line Items]
Beginning balance	883,740,000	115,906,000
Additions	13,297,000	22,496,000
Additions through business combinations		719,415,000
Disposals	6,604,000	4,756,000
Exchange differences	46,426,000	30,679,000
Ending balance	936,859,000	883,740,000	115,906,000
Gross carrying amount [member] | Patents [Member]
Intangible Assets [Line Items]
Beginning balance	18,250,000	18,214,000
Additions	68,000	345,000
Additions through business combinations		0
Disposals	4,551,000	309,000
Exchange differences	0	0
Ending balance	13,767,000	18,250,000	18,214,000
Gross carrying amount [member] | Licenses and Licenses for Marketed Products [member]
Intangible Assets [Line Items]
Beginning balance	34,396,000	35,396,000
Additions	0	0
Additions through business combinations		0
Disposals	2,045,000	1,000,000
Exchange differences	0	0
Ending balance	32,351,000	34,396,000	35,396,000
Gross carrying amount [member] | Licenses for Marketed Products [Member]
Intangible Assets [Line Items]
Beginning balance	56,449,000	56,449,000
Additions	0	0
Additions through business combinations		0
Disposals	0	0
Exchange differences	0	0
Ending balance	56,449,000	56,449,000	56,449,000
Gross carrying amount [member] | In-process R&D programs [member]
Intangible Assets [Line Items]
Beginning balance	760,507,000	0
Additions	0	10,429,000
Additions through business combinations		719,399,000
Disposals	0	0
Exchange differences	46,414,000	30,679,000
Ending balance	806,921,000	760,507,000	0
Gross carrying amount [member] | Internally Generated Intangible Assets [Member]
Intangible Assets [Line Items]
Beginning balance	11,517,000	0
Additions	13,229,000	11,517,000
Additions through business combinations		0
Disposals	0	0
Exchange differences	0	0
Ending balance	24,746,000	11,517,000	0
Gross carrying amount [member] | Software [member]
Intangible Assets [Line Items]
Beginning balance	2,621,000	5,847,000
Additions	0	205,000
Additions through business combinations		16,000
Disposals	8,000	3,447,000
Exchange differences	12,000	0
Ending balance	2,625,000	2,621,000	5,847,000
Accumulated depreciation, amortisation and impairment [member]
Intangible Assets [Line Items]
Beginning balance	(45,418,000)	(46,530,000)
Disposals	(6,601,000)	(4,755,000)
Exchange differences	3,000
Amortization Charge for the Year	3,581,000	3,627,000
Impairment Loss of Intangible Assets and Goodwill	7,875,000	16,000
Ending balance	(50,276,000)	(45,418,000)	(46,530,000)
Accumulated depreciation, amortisation and impairment [member] | Patents [Member]
Intangible Assets [Line Items]
Beginning balance	(16,204,000)	(16,276,000)
Disposals	(4,551,000)	(309,000)
Exchange differences	0
Amortization Charge for the Year	197,000	235,000
Impairment Loss of Intangible Assets and Goodwill	42,000	2,000
Ending balance	(11,892,000)	(16,204,000)	(16,276,000)
Accumulated depreciation, amortisation and impairment [member] | Licenses and Licenses for Marketed Products [member]
Intangible Assets [Line Items]
Beginning balance	(23,547,000)	(23,560,000)
Disposals	(2,045,000)	(999,000)
Exchange differences	0
Amortization Charge for the Year	986,000	986,000
Impairment Loss of Intangible Assets and Goodwill	0	0
Ending balance	(22,488,000)	(23,547,000)	(23,560,000)
Accumulated depreciation, amortisation and impairment [member] | Licenses for Marketed Products [Member]
Intangible Assets [Line Items]
Beginning balance	(3,275,000)	(963,000)
Disposals	0	0
Exchange differences	0
Amortization Charge for the Year	2,312,000	2,312,000
Impairment Loss of Intangible Assets and Goodwill	0	0
Ending balance	(5,587,000)	(3,275,000)	(963,000)
Accumulated depreciation, amortisation and impairment [member] | In-process R&D programs [member]
Intangible Assets [Line Items]
Beginning balance	0	0
Disposals	0	0
Exchange differences	0
Amortization Charge for the Year	0	0
Impairment Loss of Intangible Assets and Goodwill	0	0
Ending balance	0	0	0
Accumulated depreciation, amortisation and impairment [member] | Internally Generated Intangible Assets [Member]
Intangible Assets [Line Items]
Beginning balance	0	0
Disposals	0	0
Exchange differences	0
Amortization Charge for the Year	0	0
Impairment Loss of Intangible Assets and Goodwill	7,806,000	0
Ending balance	(7,806,000)	0	0
Accumulated depreciation, amortisation and impairment [member] | Software [member]
Intangible Assets [Line Items]
Beginning balance	(2,392,000)	(5,731,000)
Disposals	(5,000)	(3,447,000)
Exchange differences	3,000
Amortization Charge for the Year	86,000	94,000
Impairment Loss of Intangible Assets and Goodwill	27,000	14,000
Ending balance	€ (2,503,000)	€ (2,392,000)	€ (5,731,000)